UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: 1_
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada         July 15, 2008
[Signature]                          [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:  $868,834
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F           File Number                Name

1                      028-11931                  Old Mutual (US) Holdings Inc.

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
Name of                         Title of                     Value   Shares or Sh/ Put/ Investment Other       Voting Authority
Issuer                          Class        Cusip           $000's  Prn Amt   Prn Call Discretion Managers   Sole    Shared   None
AON CORP                        COM          037389103       $ 2,724    59,305 Shs      DEFINED          1     59,305
AUTOLIV INC.                    COM          052800109       $ 2,925    62,755 Shs      DEFINED          1     62,755
AXA                             SPON ADR     054536107       $ 1,357    46,155 Shs      DEFINED          1     46,155
BANK OF AMERICA CORPORATION     COM          060505104       $ 3,043   127,486 Shs      DEFINED          1    127,486
BANK MONTREAL QUE               COM          063671101      $ 32,803   786,125 Shs      DEFINED          1    786,125
BANK NOVA SCOTIA HALIFAX        COM          064149107      $ 33,962   740,515 Shs      DEFINED          1    740,515
BARRICK GOLD INC.               COM          067901108      $ 27,753   606,434 Shs      DEFINED          1    606,434
BCE INC                         COM          05534B109          $ 13       390 Shs      DEFINED          1        390
BP PLC                          SPON ADR     055622104       $ 2,547    36,615 Shs      DEFINED          1     36,615
BROOKFIELD PPTYS CORP.          COM          112900105      $ 17,098   933,320 Shs      DEFINED          1    933,320
CAMECO  CORP.                   COM          13321L108      $ 23,783   533,135 Shs      DEFINED          1    533,135
CANADIAN NATURAL RESOURCES LTD. COM          136385101       $ 1,622    15,800 Shs      DEFINED          1     15,800
CANADIAN PACIFIC RAILWAY        COM          13645t100      $ 29,306   425,015 Shs      DEFINED          1    425,015
CANETIC RESOURCES TRUST         COM          137513107         $ 214    15,800 Shs      DEFINED          1     15,800
CDN IMPERIAL BK OF COMMERCE     COM          136069101      $ 24,315   425,535 Shs      DEFINED          1    425,535
CEMEX SAB DE CV                 SPON ADR     151290889         $ 679    27,500 Shs      DEFINED          1     27,500
CHEVRON                         COM          166764100       $ 5,500    55,480 Shs      DEFINED          1     55,480
COCA-COLA COMPANY               COM          191216100       $ 3,479    66,935 Shs      DEFINED          1     66,935
COMCAST CORP.                   CL A         20030N101       $ 5,804   305,950 Shs      DEFINED          1    305,950
DANAHER CORP DEL                COM          235851102       $ 4,391    56,800 Shs      DEFINED          1     56,800
DELL INC.                       COM          24702R101       $ 4,382   200,270 Shs      DEFINED          1    200,270
DOW CHEMICAL                    COM          260543103       $ 3,194    91,490 Shs      DEFINED          1     91,490
DU PONT E I DE NEMOURS & CO     COM          263534109       $ 3,691    86,055 Shs      DEFINED          1     86,055
ELDORADO GOLD CORP NEW          COM          284902103       $ 8,376   946,430 Shs      DEFINED          1    946,430
ENBRIDGE INC.                   COM          29250N105          $ 48     2,050 Shs      DEFINED          1      2,050
FRANCE TELECOM SA               SPON ADR     35177Q105       $ 1,610    54,340 Shs      DEFINED          1     54,340
GLAXOSMITHKLINE PLC             SPON ADR     37733W105       $ 1,727    39,055 Shs      DEFINED          1     39,055
HARLEY DAVIDSON INC             COM          412822108       $ 2,723    75,110 Shs      DEFINED          1     75,110
HONEYWELL INTL INC              COM          438516106       $ 4,105    81,635 Shs      DEFINED          1     81,635
HSBC HLDGS PLC                  SPON ADR NEW 404280406       $ 3,674    47,895 Shs      DEFINED          1     47,895
IMPERIAL OIL LTD                COM NEW      453038408      $ 12,025   218,075 Shs      DEFINED          1    218,075
ING GROEP N V                   SPON ADR     456837103       $ 2,451    77,690 Shs      DEFINED          1     77,690
JOHNSON & JOHNSON               COM          478160104       $ 6,677   103,775 Shs      DEFINED          1    103,775
LOWES COMPANIES INC.            COM          548661107       $ 3,675   177,093 Shs      DEFINED          1    177,093
MANULIFE FINL CORP              COM          56501R106      $ 38,403 1,076,910 Shs      DEFINED          1  1,076,910
MATSUSHITA ELEC INDL            SPONS ADR    576879209       $ 1,685    78,685 Shs      DEFINED          1     78,685
METLIFE INC.                    COM          59156R108       $ 4,407    83,515 Shs      DEFINED          1     83,515
MICROSOFT CORP.                 COM          594918104       $ 5,757   209,260 Shs      DEFINED          1    209,260
NTT DOCOMO INC                  SPON ADR     62942M201       $ 3,316   227,100 Shs      DEFINED          1    227,100
NEWMONT MINING CORP.            COM          651639106       $ 3,306    63,390 Shs      DEFINED          1     63,390
NOKIA CORP                      SPON ADR     654902204       $ 2,558   104,420 Shs      DEFINED          1    104,420
NORTEL NETWORKS CORP NEW        COM          656568508      $ 12,724 1,552,018 Shs      DEFINED          1  1,552,018
NOVA CHEMICALS CORP.            COM          66977W109      $ 21,505   872,630 Shs      DEFINED          1    872,630
ORACLE CORP                     COM          68389X105       $ 6,196   295,060 Shs      DEFINED          1    295,060
PEN WEST ENERGY TR              TR UNIT      707885109      $ 33,494   989,377 Shs      DEFINED          1    989,377
PETRO-CDA                       COM          71644E102      $ 46,689   832,665 Shs      DEFINED          1    832,665
PFIZER INC                      COM          717081103       $ 3,859   220,920 Shs      DEFINED          1    220,920
PIONEER NATURAL RESOURCES CO.   COM          723787107       $ 5,714    72,995 Shs      DEFINED          1     72,995
QUEST DIAGNOSTICS INC.          COM          74834L100       $ 4,360    89,960 Shs      DEFINED          1     89,960
ROGERS COMMUNICATIONS INC       CL B         775109200      $ 29,571   761,320 Shs      DEFINED          1    761,320
ROYAL BANK OF CANADA            COM          780087102      $ 21,710   482,475 Shs      DEFINED          1    482,475
ROYAL BANK OF SCOTLAND GRP PLC  SPON ADR     780097721          $ 24     3,685 Shs      DEFINED          1      3,685
SANOFI AVENTIS                  SPON ADR     80105N105       $ 1,267    38,135 Shs      DEFINED          1     38,135
SHAW COMMUNICATIONS             CL B CONV    82028K200      $ 29,935 1,484,400 Shs      DEFINED          1  1,484,400
SIEMENS AG                      SPON ADR     826197501       $ 1,088     9,880 Shs      DEFINED          1      9,880
SUN LIFE FINL INC.              COM          866796105      $ 30,424   738,675 Shs      DEFINED          1    738,675
3M CO                           CALL         88579Y101       $ 5,086    73,080 Shs      DEFINED          1     73,080
TALISMAN ENERGY INC             COM          87425E103      $ 48,669 2,195,240 Shs      DEFINED          1  2,195,240
THOMSON REUTERS CORP            COM          884903105      $ 27,761   859,390 Shs      DEFINED          1    859,390
TIMBERLAND CO                   CL A         887100105       $ 4,371   267,340 Shs      DEFINED          1    267,340
TORONTO DOMINION BK ONT         COM NEW      891160509      $ 49,067   777,834 Shs      DEFINED          1    777,834
TOTAL S A                       SPON ADR     89151E109       $ 1,609    18,871 Shs      DEFINED          1     18,871
TRANSCANADA CORP.               COM          89353D107     $ 124,880     3,220 Shs      DEFINED          1      3,220
VERIZON COMMUNICATIONS          COM          92343V104       $ 3,645   102,955 Shs      DEFINED          1    102,955
WACHOVIA CORP NEW               COM          929903102       $ 2,883   185,630 Shs      DEFINED          1    185,630
WALGREEN CO.                    COM          931422109       $ 2,810    86,430 Shs      DEFINED          1     86,430
WELLS FARGO & CO NEW            COM          949746101       $ 4,547   191,470 Shs      DEFINED          1    191,470
WOLSELEY PLC                    SPON ADR     97786P100          $ 21     2,855 Shs      DEFINED          1      2,855
WPP GROUP PLC                   SPON ADR     0905929309409      $ 17       360 Shs      DEFINED          1        360
ZIMMER HOLDINGS INC.            COM          98956P102       $ 3,798    55,810 Shs      DEFINED          1     55,810

                                                           $ 868,834
